Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 284	$ 626	$ 1,170
Income before taxes and equity in undistributed earnings	8,595	7,540	10,263
INCOME TAX EXPENSE	1,884	1,632	2,606
Net Income	6,711	5,908	7,657
Comprehensive Income, Net of Tax	2,104	5,934	10,721
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	28,598	4,574	4,377
Other interest income	12	11	10
Total Revenues	28,610	4,585	4,387
Expenses	1,347	313	346
Income before taxes and equity in undistributed earnings	27,263	4,272	4,041
INCOME TAX EXPENSE	(225)	(103)	(114)
Income before equity in undistributed earnings	27,488	4,375	4,155
Equity in undistributed earnings of subsidiary	(20,777)	1,533	3,502
Net Income	6,711	5,908	7,657
Comprehensive Income, Net of Tax	$ 2,104	$ 5,934	$ 10,721